SCHEDULE OF SEGMENT CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS INFORMATION (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Net sales	$ 448,492			$ 256,070			$ 1,077,743	$ 1,075,952	$ 1,296,796	$ 1,616,148
Cost of sales	270,666			130,072			544,681	456,533	458,158	609,651
Gross profit	177,826			125,998			533,062	619,419	838,638	1,006,497
Operating expenses:
Employee costs	142,869			129,743			394,323	380,645	515,807	511,519
Selling, general and administrative expenses	201,461			218,480			541,774	601,714	873,570	509,895
Total operating expenses	344,330			348,223			936,097	982,359	1,389,377	1,021,414
Loss from operations	(166,504)			(222,225)			(403,035)	(362,940)	(550,739)	(14,917)
Other income (expense):
Interest expense	(206,458)			(190,399)			(612,219)	(561,099)	(790,589)	(768,899)
Impairment of investment									(52,000)
Gain on disposal of equipment									7,222
Gain on derivative valuation	(38,936)			(448,898)			(34,552)	(775,157)	(1,161,498)	(292,100)
Other income				250			6	250	250	1,124
Total other expense	(239,704)			(639,047)			(645,257)	(1,336,006)	(1,996,615)	(536,782)
Net loss from continuing operations							(1,023,280)		(2,547,354)
Loss from discontinued operations	(38,682)			(38,681)			(114,784)	(115,204)	(153,886)	20,831,526
Net loss before income tax	(444,890)			(899,953)			(1,163,076)	(1,814,150)	(2,701,240)	20,279,827
Income tax	25,012						25,012		74,364	8,533
Net loss	(419,878)	$ (562,750)	$ (155,436)	(899,953)	$ (396,109)	$ (518,088)	(1,138,064)	(1,814,150)	(2,626,876)	20,288,360
Gain on forgiveness of debt	5,690						10,831			$ 328,384
Income tax refund							25,012
Loss on disposal							(9,323)
Total other expense							(620,245)
Net loss from continuing operations							(1,023,280)		(2,547,354)
Tobacco Line [Member]
Revenue:
Net sales							950,160		1,056,862
Cost of sales							453,800		363,989
Gross profit							496,360		692,873
Operating expenses:
Employee costs							370,664		425,073
Selling, general and administrative expenses							509,268		717,827
Total operating expenses							879,932		1,142,900
Loss from operations							(383,572)		(450,027)
Other income (expense):
Interest expense
Gain on disposal of equipment
Gain on derivative valuation
Other income
Total other expense
Net loss from continuing operations							(383,572)		(450,027)
Loss from discontinued operations
Net loss before income tax									(450,027)
Income tax
Net loss							(383,572)		(450,027)
Gain on forgiveness of debt
Total other expense
Net loss from continuing operations							(383,572)		(450,027)
All Other Product Line [Member]
Revenue:
Net sales							127,583		239,934
Cost of sales							90,881		94,169
Gross profit							36,702		145,765
Operating expenses:
Employee costs							23,659		90,734
Selling, general and administrative expenses							32,506		155,743
Total operating expenses							56,165		246,477
Loss from operations							(19,463)		(100,712)
Other income (expense):
Interest expense							(612,219)		(790,589)
Impairment of investment									(52,000)
Gain on disposal of equipment									7,222
Gain on derivative valuation							(34,552)		(1,161,498)
Other income							6		250
Total other expense									(1,996,615)
Net loss from continuing operations							(639,708)		(2,097,327)
Loss from discontinued operations							(114,784)		(153,886)
Net loss before income tax									(2,251,213)
Income tax									74,364
Net loss							(754,492)		(2,176,849)
Gain on forgiveness of debt							10,831
Income tax refund							25,012
Loss on disposal							(9,323)
Total other expense							(620,245)
Net loss from continuing operations							$ (639,708)		$ (2,097,327)